NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Outstanding interest balance		$ 0	$ 27,604
Conversion price				$ 0.015
Loss on debt settlement		0	$ (14,370)
August 4, 2014 through April 1, 2016 [Member]
Notes	$ 112,157	$ 112,157
Interest rate	5.00%	5.00%
Conversion price	$ 0.011	$ 0.011
Accrued interest	$ 5,939	$ 5,939
Convertible notes payable, related party [Member]
Interest rate	5.00%	5.00%
Number of promissory notes	18	18
Convertible notes payable [Member]
Interest rate		10.00%
Unpaid principal balance		$ 75,000
Additional borrowed		$ 15,000
Originally due date		Dec. 31, 2019
December 10, 2013 [Member] | Other notes payable [Member] | Individual Two [Member]
Outstanding interest balance		$ 1,392
Interest rate		5.00%
Conversion price		$ 0.015
Convertible Notes		$ 5,000
Outstanding balance		$ 2,000
December 10, 2013 [Member] | Other notes payable [Member] | Individual One [Member]
Interest rate		5.00%
Conversion price		$ 0.015
Convertible Notes		$ 3,000
April 2019 [Member]
Notes		$ 140,000
Interest rate		10.00%
June 2021 [Member]
Note repaid in full by issuing shares	690,000	690,000
Note repaid in cash	$ 105,950	$ 105,950
April 20, 2012 [Member] | Other notes payable [Member] | Individual One [Member]
Interest rate		5.00%
Conversion price		$ 0.009
Accrued interest		$ 20,000
Convertible Notes		2,500
Loss on debt settlement		$ 14,370